Stock-based Compensation Plans - Schedule of PSU and RSU Plans Activity (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,898	1,976
Granted (shares)	580	587
Notional dividends reinvested (shares)	58	60
Paid out (shares)	(712)	(697)
Cancelled/forfeited (shares)	(34)	(28)
Outstanding, end of year (shares)	1,790	1,898
Additional information ($ millions)
Compensation expense recognized	$ 25	$ 74
Compensation expense unrecognized	24	33
Cash payout	66	50
Accrued liability as at December 31	90	132
Aggregate intrinsic value as at December 31	$ 114	$ 165
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year
RSUs
Number of units (thousands)
Outstanding, beginning of year (shares)	1,060	1,048
Granted (shares)	331	378
Notional dividends reinvested (shares)	29	32
Paid out (shares)	(410)	(371)
Cancelled/forfeited (shares)	(33)	(27)
Outstanding, end of year (shares)	977	1,060
Additional information ($ millions)
Compensation expense recognized	$ 16	$ 26
Compensation expense unrecognized	16	17
Cash payout	25	21
Accrued liability as at December 31	40	46
Aggregate intrinsic value as at December 31	$ 56	$ 63
Remaining weighted average period to recognize compensation expense (years)	2 years
Weighted-average contractual life (years)	1 year